Financial Instruments With Off-Balance Sheet Risk (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Maximum Undiscounted Exposure	$ 1,293
Underlying Collateral Upon Liquidation	$ 999